Taxes (Tables)	6 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision (benefit)
	For the Six Months Ended March 31,
	2022	2021
Current tax provision
Cayman	$-	$-
Hong Kong	-	-
PRC	1,678,625	2,339,526
Subtotal	$1,678,625	$2,339,526
Deferred tax provision (benefit)
Cayman	$-	$-
Hong Kong	-	-
PRC	(100,406)	71,221
Total income tax provision	$1,578,219	$2,410,747

Schedule of table reconciles the china statutory rates to the company’s effective tax rate
	For the Six Months Ended March 31,
	2022	2021
Statutory PRC income tax rate	25.0%	25.0%
Effect of income tax holiday	10.7%	(0.7)%
Permanent difference	15.0%	-%
Non-PRC entities not subject to PRC income tax	(2.1)%	0.3%
Impact on DTA due to change in applicable income tax rate	(1.7)%	-%
Change in valuation allowance	0.8%	0.6%
Total	47.7%	25.2%

Schedule of deferred tax assets
	March 31, 2022	September 30, 2021
Deferred tax assets:
Net operating loss carry-forwards	$829,137	$785,550
Allowance for doubtful accounts	156,824	84,447
Total	985,961	869,997
Valuation allowance	-	-
Total deferred tax assets	$985,961	$869,997

Schedule of taxes payable
	March 31, 2022	September 30, 2021
Income tax payable	$542,639	$669,780
Value added tax payable	353,128	326,468
Other taxes payable	67,023	105,212
Total taxes payable	$962,790	$1,101,460